N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
EQUI-VEST SERIES 202

Index	Segment Type	Duration	Buffer (%)	Segment Start Date	Segment Maturity Date	Performance Cap Rate (%)
S&P 500	Standard	1 Year	-10	12/18/2025	12/17/2026	12
S&P 500	Standard	1 Year	-10	12/04/2025	12/03/2026	12
S&P 500	Standard	1 Year	-10	11/20/2025	11/19/2026	11
S&P 500	Standard	1 Year	-10	11/06/2025	11/05/2026	11
S&P 500	Standard	1 Year	-10	10/16/2025	10/15/2026	10
S&P 500	Standard	1 Year	-10	10/02/2025	10/01/2026	10
S&P 500	Standard	1 Year	-10	09/18/2025	09/17/2026	10
S&P 500	Standard	1 Year	-10	09/04/2025	09/03/2026	10
S&P 500	Standard	1 Year	-10	08/21/2025	08/20/2026	11
S&P 500	Standard	1 Year	-10	08/07/2025	08/06/2026	11
S&P 500	Standard	1 Year	-10	07/17/2025	07/16/2026	11
S&P 500	Standard	1 Year	-10	07/03/2025	07/02/2026	11
S&P 500	Standard	1 Year	-10	06/18/2025	06/18/2026	13
S&P 500	Standard	1 Year	-10	06/05/2025	06/04/2026	13
S&P 500	Standard	1 Year	-10	05/15/2025	05/21/2026	15
S&P 500	Standard	1 Year	-10	05/01/2025	05/07/2026	15
S&P 500	Standard	1 Year	-10	04/17/2025	04/16/2026	12
S&P 500	Standard	1 Year	-10	04/03/2025	04/02/2026	12
S&P 500	Standard	1 Year	-10	03/20/2025	03/19/2026	10
S&P 500	Standard	1 Year	-10	03/06/2025	03/05/2026	10
S&P 500	Standard	1 Year	-10	02/20/2025	02/19/2026	10
S&P 500	Standard	1 Year	-10	02/06/2025	02/05/2026	10
S&P 500	Standard	1 Year	-10	01/16/2025	01/22/2026	10
S&P 500	Standard	1 Year	-10	01/02/2025	01/08/2026	10
Russell 2000	Standard	1 Year	-10	12/18/2025	12/17/2026	18
Russell 2000	Standard	1 Year	-10	12/04/2025	12/03/2026	18
Russell 2000	Standard	1 Year	-10	11/20/2025	11/19/2026	16
Russell 2000	Standard	1 Year	-10	11/06/2025	11/05/2026	16
Russell 2000	Standard	1 Year	-10	10/16/2025	10/15/2026	16
Russell 2000	Standard	1 Year	-10	10/02/2025	10/01/2026	16
Russell 2000	Standard	1 Year	-10	09/18/2025	09/17/2026	16
Russell 2000	Standard	1 Year	-10	09/04/2025	09/03/2026	16
Russell 2000	Standard	1 Year	-10	08/21/2025	08/20/2026	16
Russell 2000	Standard	1 Year	-10	08/07/2025	08/06/2026	16
Russell 2000	Standard	1 Year	-10	07/17/2025	07/16/2026	16
Russell 2000	Standard	1 Year	-10	07/03/2025	07/02/2026	16
Russell 2000	Standard	1 Year	-10	06/18/2025	06/18/2026	18
Russell 2000	Standard	1 Year	-10	06/05/2025	06/04/2026	18
Russell 2000	Standard	1 Year	-10	05/15/2025	05/21/2026	21
Russell 2000	Standard	1 Year	-10	05/01/2025	05/07/2026	21
Russell 2000	Standard	1 Year	-10	04/17/2025	04/16/2026	18
Russell 2000	Standard	1 Year	-10	04/03/2025	04/02/2026	18
Russell 2000	Standard	1 Year	-10	03/20/2025	03/19/2026	15
Russell 2000	Standard	1 Year	-10	03/06/2025	03/05/2026	15
Russell 2000	Standard	1 Year	-10	02/20/2025	02/19/2026	15.5
Russell 2000	Standard	1 Year	-10	02/06/2025	02/05/2026	15.5
Russell 2000	Standard	1 Year	-10	01/16/2025	01/22/2026	15.5
Russell 2000	Standard	1 Year	-10	01/02/2025	01/08/2026	15.5
MSCI EAFE	Standard	1 Year	-10	12/18/2025	12/17/2026	12
MSCI EAFE	Standard	1 Year	-10	12/04/2025	12/03/2026	12
MSCI EAFE	Standard	1 Year	-10	11/20/2025	11/19/2026	11
MSCI EAFE	Standard	1 Year	-10	11/06/2025	11/05/2026	11
MSCI EAFE	Standard	1 Year	-10	10/16/2025	10/15/2026	10
MSCI EAFE	Standard	1 Year	-10	10/02/2025	10/01/2026	10
MSCI EAFE	Standard	1 Year	-10	09/18/2025	09/17/2026	11

MSCI EAFE	Standard	1 Year	-10	09/04/2025	09/03/2026	11
MSCI EAFE	Standard	1 Year	-10	08/21/2025	08/20/2026	11
MSCI EAFE	Standard	1 Year	-10	08/07/2025	08/06/2026	11
MSCI EAFE	Standard	1 Year	-10	07/17/2025	07/16/2026	10
MSCI EAFE	Standard	1 Year	-10	07/03/2025	07/02/2026	10
MSCI EAFE	Standard	1 Year	-10	06/18/2025	06/18/2026	13
MSCI EAFE	Standard	1 Year	-10	06/05/2025	06/04/2026	13
MSCI EAFE	Standard	1 Year	-10	05/15/2025	05/21/2026	18
MSCI EAFE	Standard	1 Year	-10	05/01/2025	05/07/2026	18
MSCI EAFE	Standard	1 Year	-10	04/17/2025	04/16/2026	15
MSCI EAFE	Standard	1 Year	-10	04/03/2025	04/02/2026	15
MSCI EAFE	Standard	1 Year	-10	03/20/2025	03/19/2026	13
MSCI EAFE	Standard	1 Year	-10	03/06/2025	03/05/2026	13
MSCI EAFE	Standard	1 Year	-10	02/20/2025	02/19/2026	13
MSCI EAFE	Standard	1 Year	-10	02/06/2025	02/05/2026	13
MSCI EAFE	Standard	1 Year	-10	01/16/2025	01/22/2026	13
MSCI EAFE	Standard	1 Year	-10	01/02/2025	01/08/2026	13
S&P 500	Standard	6 Year	-10	12/18/2025	12/18/2031	80
S&P 500	Standard	6 Year	-10	12/04/2025	12/04/2031	80
S&P 500	Standard	6 Year	-10	11/20/2025	11/20/2031	100
S&P 500	Standard	6 Year	-10	11/06/2025	11/06/2031	100
S&P 500	Standard	6 Year	-10	10/16/2025	10/16/2031	115
S&P 500	Standard	6 Year	-10	10/02/2025	10/02/2031	115
S&P 500	Standard	6 Year	-10	09/18/2025	09/18/2031	120
S&P 500	Standard	6 Year	-10	09/04/2025	09/04/2031	120
S&P 500	Standard	6 Year	-10	08/21/2025	08/21/2031	120
S&P 500	Standard	6 Year	-10	08/07/2025	08/07/2031	120
S&P 500	Standard	6 Year	-10	07/17/2025	07/17/2031	120
S&P 500	Standard	6 Year	-10	07/03/2025	07/03/2031	120
S&P 500	Standard	6 Year	-10	06/18/2025	06/18/2031	150
S&P 500	Standard	6 Year	-10	06/05/2025	06/05/2031	150
S&P 500	Standard	6 Year	-10	05/15/2025	05/15/2031	150
S&P 500	Standard	6 Year	-10	05/01/2025	05/01/2031	150
S&P 500	Standard	6 Year	-10	04/17/2025	04/17/2031	150
S&P 500	Standard	6 Year	-10	04/03/2025	04/03/2031	150
S&P 500	Standard	6 Year	-10	03/20/2025	03/20/2031	150
S&P 500	Standard	6 Year	-10	03/06/2025	03/06/2031	150
S&P 500	Standard	6 Year	-10	02/20/2025	02/20/2031	300
S&P 500	Standard	6 Year	-10	02/06/2025	02/06/2031	300
S&P 500	Standard	6 Year	-10	01/16/2025	01/16/2031	600
S&P 500	Standard	6 Year	-10	01/02/2025	01/02/2031	600
Russell 2000	Standard	6 Year	-10	12/18/2025	12/18/2031	75
Russell 2000	Standard	6 Year	-10	12/04/2025	12/04/2031	75
Russell 2000	Standard	6 Year	-10	11/20/2025	11/20/2031	75
Russell 2000	Standard	6 Year	-10	11/06/2025	11/06/2031	75
Russell 2000	Standard	6 Year	-10	10/16/2025	10/16/2031	75
Russell 2000	Standard	6 Year	-10	10/02/2025	10/02/2031	75
Russell 2000	Standard	6 Year	-10	09/18/2025	09/18/2031	80
Russell 2000	Standard	6 Year	-10	09/04/2025	09/04/2031	80
Russell 2000	Standard	6 Year	-10	08/21/2025	08/21/2031	80
Russell 2000	Standard	6 Year	-10	08/07/2025	08/07/2031	80
Russell 2000	Standard	6 Year	-10	07/17/2025	07/17/2031	85
Russell 2000	Standard	6 Year	-10	07/03/2025	07/03/2031	85
Russell 2000	Standard	6 Year	-10	06/18/2025	06/18/2031	85
Russell 2000	Standard	6 Year	-10	06/05/2025	06/05/2031	85
Russell 2000	Standard	6 Year	-10	05/15/2025	05/15/2031	85
Russell 2000	Standard	6 Year	-10	05/01/2025	05/01/2031	85
Russell 2000	Standard	6 Year	-10	04/17/2025	04/17/2031	80
Russell 2000	Standard	6 Year	-10	04/03/2025	04/03/2031	80
Russell 2000	Standard	6 Year	-10	03/20/2025	03/20/2031	75
Russell 2000	Standard	6 Year	-10	03/06/2025	03/06/2031	75
Russell 2000	Standard	6 Year	-10	02/20/2025	02/20/2031	75

Russell 2000	Standard	6 Year	-10	02/06/2025	02/06/2031	75
Russell 2000	Standard	6 Year	-10	01/16/2025	01/16/2031	75
Russell 2000	Standard	6 Year	-10	01/02/2025	01/02/2031	75
MSCI EAFE	Standard	6 Year	-10	12/18/2025	12/18/2031	150
MSCI EAFE	Standard	6 Year	-10	12/04/2025	12/04/2031	150
MSCI EAFE	Standard	6 Year	-10	11/20/2025	11/20/2031	150
MSCI EAFE	Standard	6 Year	-10	11/06/2025	11/06/2031	150
MSCI EAFE	Standard	6 Year	-10	10/16/2025	10/16/2031	150
MSCI EAFE	Standard	6 Year	-10	10/02/2025	10/02/2031	150
MSCI EAFE	Standard	6 Year	-10	09/18/2025	09/18/2031	150
MSCI EAFE	Standard	6 Year	-10	09/04/2025	09/04/2031	150
MSCI EAFE	Standard	6 Year	-10	08/21/2025	08/21/2031	150
MSCI EAFE	Standard	6 Year	-10	08/07/2025	08/07/2031	150
MSCI EAFE	Standard	6 Year	-10	07/17/2025	07/17/2031	150
MSCI EAFE	Standard	6 Year	-10	07/03/2025	07/03/2031	150
MSCI EAFE	Standard	6 Year	-10	06/18/2025	06/18/2031	150
MSCI EAFE	Standard	6 Year	-10	06/05/2025	06/05/2031	150
MSCI EAFE	Standard	6 Year	-10	05/15/2025	05/15/2031	200
MSCI EAFE	Standard	6 Year	-10	05/01/2025	05/01/2031	200
MSCI EAFE	Standard	6 Year	-10	04/17/2025	04/17/2031	150
MSCI EAFE	Standard	6 Year	-10	04/03/2025	04/03/2031	150
MSCI EAFE	Standard	6 Year	-10	03/20/2025	03/20/2031	150
MSCI EAFE	Standard	6 Year	-10	03/06/2025	03/06/2031	150
MSCI EAFE	Standard	6 Year	-10	02/20/2025	02/20/2031	400
MSCI EAFE	Standard	6 Year	-10	02/06/2025	02/06/2031	400
MSCI EAFE	Standard	6 Year	-10	01/16/2025	01/16/2031	400
MSCI EAFE	Standard	6 Year	-10	01/02/2025	01/02/2031	400
S&P 500 Annual Lock	Annual Lock	6 Year	-10	12/18/2025	12/18/2031	10
	Annual Lock	1	-10	12/18/2025	12/17/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	12/04/2025	12/04/2031	10
	Annual Lock	1	-10	12/04/2025	12/03/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	11/20/2025	11/20/2031	10
	Annual Lock	1	-10	11/20/2025	11/19/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	11/06/2025	11/06/2031	10
	Annual Lock	1	-10	11/06/2025	11/05/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	10/16/2025	10/16/2031	10
	Annual Lock	1	-10	10/16/2025	10/15/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	10/02/2025	10/02/2031	10
	Annual Lock	1	-10	10/02/2025	10/01/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	09/18/2025	09/18/2031	10
	Annual Lock	1	-10	09/18/2025	09/17/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	09/04/2025	09/04/2031	10
	Annual Lock	1	-10	09/04/2025	09/03/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	08/21/2025	08/21/2031	10
	Annual Lock	1	-10	08/21/2025	08/20/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	08/07/2025	08/07/2031	10
	Annual Lock	1	-10	08/07/2025	08/06/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	07/17/2025	07/17/2031	10
	Annual Lock	1	-10	07/17/2025	07/16/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	07/03/2025	07/03/2031	10
	Annual Lock	1	-10	07/03/2025	07/02/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	06/18/2025	06/18/2031	10
	Annual Lock	1	-10	06/18/2025	06/18/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	06/05/2025	06/05/2031	10
	Annual Lock	1	-10	06/05/2025	06/04/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	05/15/2025	05/15/2031	10
	Annual Lock	1	-10	05/15/2025	05/21/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	05/01/2025	05/01/2031	10
	Annual Lock	1	-10	05/01/2025	05/07/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	04/17/2025	04/17/2031	10
	Annual Lock	1	-10	04/17/2025	04/16/2026	10
S&P 500 Annual Lock	Annual Lock	6 Year	-10	04/03/2025	04/03/2031	10
	Annual Lock	1	-10	04/03/2025	04/02/2026	10

S&P 500 Annual Lock	Annual Lock	6 Year	-10	03/20/2025	03/20/2031	9
	Annual Lock	1	-10	03/20/2025	03/19/2026	9
S&P 500 Annual Lock	Annual Lock	6 Year	-10	03/06/2025	03/06/2031	9
	Annual Lock	1	-10	03/06/2025	03/05/2026	9
S&P 500 Annual Lock	Annual Lock	6 Year	-10	02/20/2025	02/20/2031	9
	Annual Lock	1	-10	02/20/2025	02/19/2026	9
S&P 500 Annual Lock	Annual Lock	6 Year	-10	02/06/2025	02/06/2031	9
	Annual Lock	1	-10	02/06/2025	02/05/2026	9
S&P 500 Annual Lock	Annual Lock	6 Year	-10	01/16/2025	01/16/2031	9
	Annual Lock	1	-10	01/16/2025	01/22/2026	9
S&P 500 Annual Lock	Annual Lock	6 Year	-10	01/02/2025	01/02/2031	9
	Annual Lock	1	-10	01/02/2025	01/08/2026	9
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	12/18/2025	12/18/2031	14
	Annual Lock	1	-10	12/18/2025	12/17/2026	14
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	12/04/2025	12/04/2031	14
	Annual Lock	1	-10	12/04/2025	12/03/2026	14
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	11/20/2025	11/20/2031	13
	Annual Lock	1	-10	11/20/2025	11/19/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	11/06/2025	11/06/2031	13
	Annual Lock	1	-10	11/06/2025	11/05/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	10/16/2025	10/16/2031	13
	Annual Lock	1	-10	10/16/2025	10/15/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	10/02/2025	10/02/2031	13
	Annual Lock	1	-10	10/02/2025	10/01/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	09/18/2025	09/18/2031	13
	Annual Lock	1	-10	09/18/2025	09/17/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	09/04/2025	09/04/2031	13
	Annual Lock	1	-10	09/04/2025	09/03/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	08/21/2025	08/21/2031	13
	Annual Lock	1	-10	08/21/2025	08/20/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	08/07/2025	08/07/2031	13
	Annual Lock	1	-10	08/07/2025	08/06/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	07/17/2025	07/17/2031	12
	Annual Lock	1	-10	07/17/2025	07/16/2026	12
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	07/03/2025	07/03/2031	12
	Annual Lock	1	-10	07/03/2025	07/02/2026	12
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	06/18/2025	06/18/2031	12
	Annual Lock	1	-10	06/18/2025	06/18/2026	12
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	06/05/2025	06/05/2031	12
	Annual Lock	1	-10	06/05/2025	06/04/2026	12
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	05/15/2025	05/15/2031	13
	Annual Lock	1	-10	05/15/2025	05/21/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	05/01/2025	05/01/2031	13
	Annual Lock	1	-10	05/01/2025	05/07/2026	13
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	04/17/2025	04/17/2031	12
	Annual Lock	1	-10	04/17/2025	04/16/2026	12
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	04/03/2025	04/03/2031	12
	Annual Lock	1	-10	04/03/2025	04/02/2026	12
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	03/20/2025	03/20/2031	11.5
	Annual Lock	1	-10	03/20/2025	03/19/2026	11.5
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	03/06/2025	03/06/2031	11.5
	Annual Lock	1	-10	03/06/2025	03/05/2026	11.5
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	02/20/2025	02/20/2031	11.5
	Annual Lock	1	-10	02/20/2025	02/19/2026	11.5
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	02/06/2025	02/06/2031	11.5
	Annual Lock	1	-10	02/06/2025	02/05/2026	11.5
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	01/16/2025	01/16/2031	11
	Annual Lock	1	-10	01/16/2025	01/22/2026	11
Russell 2000 Annual Lock	Annual Lock	6 Year	-10	01/02/2025	01/02/2031	11
	Annual Lock	1	-10	01/02/2025	01/08/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	12/18/2025	12/18/2031	11
	Annual Lock	1	-10	12/18/2025	12/17/2026	11

MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	12/04/2025	12/04/2031	11
	Annual Lock	1	-10	12/04/2025	12/03/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	11/20/2025	11/20/2031	12
	Annual Lock	1	-10	11/20/2025	11/19/2026	12
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	11/06/2025	11/06/2031	12
	Annual Lock	1	-10	11/06/2025	11/05/2026	12
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	10/16/2025	10/16/2031	11
	Annual Lock	1	-10	10/16/2025	10/15/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	10/02/2025	10/02/2031	11
	Annual Lock	1	-10	10/02/2025	10/01/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	09/18/2025	09/18/2031	11
	Annual Lock	1	-10	09/18/2025	09/17/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	09/04/2025	09/04/2031	11
	Annual Lock	1	-10	09/04/2025	09/03/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	08/21/2025	08/21/2031	11
	Annual Lock	1	-10	08/21/2025	08/20/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	08/07/2025	08/07/2031	11
	Annual Lock	1	-10	08/07/2025	08/06/2026	11
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	07/17/2025	07/17/2031	10
	Annual Lock	1	-10	07/17/2025	07/16/2026	10
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	07/03/2025	07/03/2031	10
	Annual Lock	1	-10	07/03/2025	07/02/2026	10
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	06/18/2025	06/18/2031	13
	Annual Lock	1	-10	06/18/2025	06/18/2026	13
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	06/05/2025	06/05/2031	13
	Annual Lock	1	-10	06/05/2025	06/04/2026	13
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	05/15/2025	05/15/2031	14
	Annual Lock	1	-10	05/15/2025	05/21/2026	14
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	05/01/2025	05/01/2031	14
	Annual Lock	1	-10	05/01/2025	05/07/2026	14
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	04/17/2025	04/17/2031	13
	Annual Lock	1	-10	04/17/2025	04/16/2026	13
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	04/03/2025	04/03/2031	13
	Annual Lock	1	-10	04/03/2025	04/02/2026	13
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	03/20/2025	03/20/2031	12
	Annual Lock	1	-10	03/20/2025	03/19/2026	12
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	03/06/2025	03/06/2031	12
	Annual Lock	1	-10	03/06/2025	03/05/2026	12
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	02/20/2025	02/20/2031	12
	Annual Lock	1	-10	02/20/2025	02/19/2026	12
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	02/06/2025	02/06/2031	12
	Annual Lock	1	-10	02/06/2025	02/05/2026	12
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	01/16/2025	01/16/2031	10
	Annual Lock	1	-10	01/16/2025	01/22/2026	10
MSCI EAFE Annual Lock	Annual Lock	6 Year	-10	01/02/2025	01/02/2031	10
	Annual Lock	1	-10	01/02/2025	01/08/2026	10
S&P 500	Standard	6 Year	-20	12/18/2025	12/18/2031	45
S&P 500	Standard	6 Year	-20	12/04/2025	12/04/2031	45
S&P 500	Standard	6 Year	-20	11/20/2025	11/20/2031	45
S&P 500	Standard	6 Year	-20	11/06/2025	11/06/2031	45
S&P 500	Standard	6 Year	-20	10/16/2025	10/16/2031	45
S&P 500	Standard	6 Year	-20	10/02/2025	10/02/2031	45
S&P 500	Standard	6 Year	-20	09/18/2025	09/18/2031	50
S&P 500	Standard	6 Year	-20	09/04/2025	09/04/2031	50
S&P 500	Standard	6 Year	-20	08/21/2025	08/21/2031	50
S&P 500	Standard	6 Year	-20	08/07/2025	08/07/2031	50
S&P 500	Standard	6 Year	-20	07/17/2025	07/17/2031	50
S&P 500	Standard	6 Year	-20	07/03/2025	07/03/2031	50
S&P 500	Standard	6 Year	-20	06/18/2025	06/18/2031	55
S&P 500	Standard	6 Year	-20	06/05/2025	06/05/2031	55
S&P 500	Standard	6 Year	-20	05/15/2025	05/15/2031	55

S&P 500	Standard	6 Year	-20	05/01/2025	05/01/2031	55
S&P 500	Standard	6 Year	-20	04/17/2025	04/17/2031	55
S&P 500	Standard	6 Year	-20	04/03/2025	04/03/2031	55
S&P 500	Standard	6 Year	-20	03/20/2025	03/20/2031	50
S&P 500	Standard	6 Year	-20	03/06/2025	03/06/2031	50
S&P 500	Standard	6 Year	-20	02/20/2025	02/20/2031	50
S&P 500	Standard	6 Year	-20	02/06/2025	02/06/2031	50
S&P 500	Standard	6 Year	-20	01/16/2025	01/16/2031	55
S&P 500	Standard	6 Year	-20	01/02/2025	01/02/2031	55
Russell 2000	Standard	6 Year	-20	12/18/2025	12/18/2031	60
Russell 2000	Standard	6 Year	-20	12/04/2025	12/04/2031	60
Russell 2000	Standard	6 Year	-20	11/20/2025	11/20/2031	60
Russell 2000	Standard	6 Year	-20	11/06/2025	11/06/2031	60
Russell 2000	Standard	6 Year	-20	10/16/2025	10/16/2031	60
Russell 2000	Standard	6 Year	-20	10/02/2025	10/02/2031	60
Russell 2000	Standard	6 Year	-20	09/18/2025	09/18/2031	65
Russell 2000	Standard	6 Year	-20	09/04/2025	09/04/2031	65
Russell 2000	Standard	6 Year	-20	08/21/2025	08/21/2031	65
Russell 2000	Standard	6 Year	-20	08/07/2025	08/07/2031	65
Russell 2000	Standard	6 Year	-20	07/17/2025	07/17/2031	65
Russell 2000	Standard	6 Year	-20	07/03/2025	07/03/2031	65
Russell 2000	Standard	6 Year	-20	06/18/2025	06/18/2031	65
Russell 2000	Standard	6 Year	-20	06/05/2025	06/05/2031	65
Russell 2000	Standard	6 Year	-20	05/15/2025	05/15/2031	70
Russell 2000	Standard	6 Year	-20	05/01/2025	05/01/2031	70
Russell 2000	Standard	6 Year	-20	04/17/2025	04/17/2031	65
Russell 2000	Standard	6 Year	-20	04/03/2025	04/03/2031	65
Russell 2000	Standard	6 Year	-20	03/20/2025	03/20/2031	60
Russell 2000	Standard	6 Year	-20	03/06/2025	03/06/2031	60
Russell 2000	Standard	6 Year	-20	02/20/2025	02/20/2031	60
Russell 2000	Standard	6 Year	-20	02/06/2025	02/06/2031	60
Russell 2000	Standard	6 Year	-20	01/16/2025	01/16/2031	60
Russell 2000	Standard	6 Year	-20	01/02/2025	01/02/2031	60
MSCI EAFE	Standard	6 Year	-20	12/18/2025	12/18/2031	90
MSCI EAFE	Standard	6 Year	-20	12/04/2025	12/04/2031	90
MSCI EAFE	Standard	6 Year	-20	11/20/2025	11/20/2031	90
MSCI EAFE	Standard	6 Year	-20	11/06/2025	11/06/2031	90
MSCI EAFE	Standard	6 Year	-20	10/16/2025	10/16/2031	90
MSCI EAFE	Standard	6 Year	-20	10/02/2025	10/02/2031	90
MSCI EAFE	Standard	6 Year	-20	09/18/2025	09/18/2031	90
MSCI EAFE	Standard	6 Year	-20	09/04/2025	09/04/2031	90
MSCI EAFE	Standard	6 Year	-20	08/21/2025	08/21/2031	90
MSCI EAFE	Standard	6 Year	-20	08/07/2025	08/07/2031	90
MSCI EAFE	Standard	6 Year	-20	07/17/2025	07/17/2031	80
MSCI EAFE	Standard	6 Year	-20	07/03/2025	07/03/2031	80
MSCI EAFE	Standard	6 Year	-20	06/18/2025	06/18/2031	80
MSCI EAFE	Standard	6 Year	-20	06/05/2025	06/05/2031	80
MSCI EAFE	Standard	6 Year	-20	05/15/2025	05/15/2031	95
MSCI EAFE	Standard	6 Year	-20	05/01/2025	05/01/2031	95
MSCI EAFE	Standard	6 Year	-20	04/17/2025	04/17/2031	80
MSCI EAFE	Standard	6 Year	-20	04/03/2025	04/03/2031	80
MSCI EAFE	Standard	6 Year	-20	03/20/2025	03/20/2031	80
MSCI EAFE	Standard	6 Year	-20	03/06/2025	03/06/2031	80
MSCI EAFE	Standard	6 Year	-20	02/20/2025	02/20/2031	90
MSCI EAFE	Standard	6 Year	-20	02/06/2025	02/06/2031	90
MSCI EAFE	Standard	6 Year	-20	01/16/2025	01/16/2031	90
MSCI EAFE	Standard	6 Year	-20	01/02/2025	01/02/2031	90
S&P 500	Standard	6 Year	-30	12/18/2025	12/18/2031	40
S&P 500	Standard	6 Year	-30	12/04/2025	12/04/2031	40
S&P 500	Standard	6 Year	-30	11/20/2025	11/20/2031	40
S&P 500	Standard	6 Year	-30	11/06/2025	11/06/2031	40
S&P 500	Standard	6 Year	-30	10/16/2025	10/16/2031	40

S&P 500	Standard	6 Year	-30	10/02/2025	10/02/2031	40
S&P 500	Standard	6 Year	-30	09/18/2025	09/18/2031	40
S&P 500	Standard	6 Year	-30	09/04/2025	09/04/2031	40
S&P 500	Standard	6 Year	-30	08/21/2025	08/21/2031	40
S&P 500	Standard	6 Year	-30	08/07/2025	08/07/2031	40
S&P 500	Standard	6 Year	-30	07/17/2025	07/17/2031	45
S&P 500	Standard	6 Year	-30	07/03/2025	07/03/2031	45
S&P 500	Standard	6 Year	-30	06/18/2025	06/18/2031	45
S&P 500	Standard	6 Year	-30	06/05/2025	06/05/2031	45
S&P 500	Standard	6 Year	-30	05/15/2025	05/15/2031	50
S&P 500	Standard	6 Year	-30	05/01/2025	05/01/2031	50
S&P 500	Standard	6 Year	-30	04/17/2025	04/17/2031	45
S&P 500	Standard	6 Year	-30	04/03/2025	04/03/2031	45
S&P 500	Standard	6 Year	-30	03/20/2025	03/20/2031	45
S&P 500	Standard	6 Year	-30	03/06/2025	03/06/2031	45
S&P 500	Standard	6 Year	-30	02/20/2025	02/20/2031	45
S&P 500	Standard	6 Year	-30	02/06/2025	02/06/2031	45
S&P 500	Standard	6 Year	-30	01/16/2025	01/16/2031	40
S&P 500	Standard	6 Year	-30	01/02/2025	01/02/2031	40
Russell 2000	Standard	6 Year	-30	12/18/2025	12/18/2031	50
Russell 2000	Standard	6 Year	-30	12/04/2025	12/04/2031	50
Russell 2000	Standard	6 Year	-30	11/20/2025	11/20/2031	50
Russell 2000	Standard	6 Year	-30	11/06/2025	11/06/2031	50
Russell 2000	Standard	6 Year	-30	10/16/2025	10/16/2031	50
Russell 2000	Standard	6 Year	-30	10/02/2025	10/02/2031	50
Russell 2000	Standard	6 Year	-30	09/18/2025	09/18/2031	50
Russell 2000	Standard	6 Year	-30	09/04/2025	09/04/2031	50
Russell 2000	Standard	6 Year	-30	08/21/2025	08/21/2031	50
Russell 2000	Standard	6 Year	-30	08/07/2025	08/07/2031	50
Russell 2000	Standard	6 Year	-30	07/17/2025	07/17/2031	55
Russell 2000	Standard	6 Year	-30	07/03/2025	07/03/2031	55
Russell 2000	Standard	6 Year	-30	06/18/2025	06/18/2031	55
Russell 2000	Standard	6 Year	-30	06/05/2025	06/05/2031	55
Russell 2000	Standard	6 Year	-30	05/15/2025	05/15/2031	60
Russell 2000	Standard	6 Year	-30	05/01/2025	05/01/2031	60
Russell 2000	Standard	6 Year	-30	04/17/2025	04/17/2031	55
Russell 2000	Standard	6 Year	-30	04/03/2025	04/03/2031	55
Russell 2000	Standard	6 Year	-30	03/20/2025	03/20/2031	55
Russell 2000	Standard	6 Year	-30	03/06/2025	03/06/2031	55
Russell 2000	Standard	6 Year	-30	02/20/2025	02/20/2031	55
Russell 2000	Standard	6 Year	-30	02/06/2025	02/06/2031	55
Russell 2000	Standard	6 Year	-30	01/16/2025	01/16/2031	50
Russell 2000	Standard	6 Year	-30	01/02/2025	01/02/2031	50
MSCI EAFE	Standard	6 Year	-30	12/18/2025	12/18/2031	60
MSCI EAFE	Standard	6 Year	-30	12/04/2025	12/04/2031	60
MSCI EAFE	Standard	6 Year	-30	11/20/2025	11/20/2031	60
MSCI EAFE	Standard	6 Year	-30	11/06/2025	11/06/2031	60
MSCI EAFE	Standard	6 Year	-30	10/16/2025	10/16/2031	60
MSCI EAFE	Standard	6 Year	-30	10/02/2025	10/02/2031	60
MSCI EAFE	Standard	6 Year	-30	09/18/2025	09/18/2031	60
MSCI EAFE	Standard	6 Year	-30	09/04/2025	09/04/2031	60
MSCI EAFE	Standard	6 Year	-30	08/21/2025	08/21/2031	60
MSCI EAFE	Standard	6 Year	-30	08/07/2025	08/07/2031	60
MSCI EAFE	Standard	6 Year	-30	07/17/2025	07/17/2031	60
MSCI EAFE	Standard	6 Year	-30	07/03/2025	07/03/2031	60
MSCI EAFE	Standard	6 Year	-30	06/18/2025	06/18/2031	60
MSCI EAFE	Standard	6 Year	-30	06/05/2025	06/05/2031	60
MSCI EAFE	Standard	6 Year	-30	05/15/2025	05/15/2031	65
MSCI EAFE	Standard	6 Year	-30	05/01/2025	05/01/2031	65
MSCI EAFE	Standard	6 Year	-30	04/17/2025	04/17/2031	60
MSCI EAFE	Standard	6 Year	-30	04/03/2025	04/03/2031	60
MSCI EAFE	Standard	6 Year	-30	03/20/2025	03/20/2031	60

MSCI EAFE	Standard	6 Year	-30	03/06/2025	03/06/2031	60
MSCI EAFE	Standard	6 Year	-30	02/20/2025	02/20/2031	60
MSCI EAFE	Standard	6 Year	-30	02/06/2025	02/06/2031	60
MSCI EAFE	Standard	6 Year	-30	01/16/2025	01/16/2031	55
MSCI EAFE	Standard	6 Year	-30	01/02/2025	01/02/2031	55